Digital Assets (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
Schedule of Digital Assets Holdings

The following table presents the Company’s digital asset holdings as of December 31, 2025. The Company did not hold any digital assets as of December 31, 2024:

	Quantity	Cost Basis	Carrying Value
SOL	787	133,619	83,377
SOL, restricted	153	27,278	11,469
Total digital assets	940	160,897	94,846

Schedule of Digital Assets Reconciliation

The following table presents a reconciliation of the carrying value of the Company’s digital assets for the year ended December 31, 2025:

2025
SOL as of December 31, 2024	€-
In-kind SOL received from contributions	31,762
Purchases of SOL	127,660
Staking rewards	1,535
Impairment of SOL	(66,052)
Forex translation adjustment	(59)
SOL carrying value as of December 31, 2025	€94,846